Note 21 Financial liabilities at amortised cost (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Financial liabilities at amortised cost [Line Items]
Deposits at amortised cost	€ 596,535	€ 556,498
Liabilities due to central banks	19,291	17,226
Deposits from banks	44,263	36,771
Deposits from customers at amortised cost	532,981	502,501
Debt Securities at amortized cost	106,155	81,842
Other financial liabilities	22,339	20,258
Financial liabilities at amortised cost	725,029	658,599
Demand deposits at amortized cost [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	1,521	7
Deposits from banks	6,584	6,764
Deposits from customers at amortised cost	370,999	360,682
Time deposits and other [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	14,298	13,774
Deposits from banks	19,671	16,700
Deposits from customers at amortised cost	137,207	127,397
Repurchase Agreements [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	3,472	3,445
Deposits from banks	18,008	13,307
Deposits from customers at amortised cost	€ 24,776	€ 14,422